Results related to financial liabilities measured at fair value through profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Results related to financial liabilities measured at FVTPL	€ 235	€ 345	€ 953
Warrants to Rett Syndrome Research Trust
Disclosure of financial liabilities [line items]
Results related to financial liabilities measured at FVTPL	139	132
Warrants from convertible loans
Disclosure of financial liabilities [line items]
Results related to financial liabilities measured at FVTPL	€ 96	€ 213	€ 953